UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 5th Floor New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                           23,700   Boeing Co.                                             $    1,610,415
                                                      5,806   General Dynamics Corp.                                        694,107
                                                      3,511   Goodrich Corp.                                                155,678
                                                     24,698   Honeywell International, Inc.                                 926,175
                                                      3,427   L-3 Communications Holdings, Inc.                             270,973
                                                     10,510   Lockheed Martin Corp.                                         641,530
                                                     10,313   Northrop Grumman Corp.                                        560,512
                                                     13,035   Raytheon Co.                                                  495,591
                                                      5,103   Rockwell Collins, Inc.                                        246,577
                                                     29,596   United Technologies Corp.                                   1,534,257
                                                                                                                     --------------
                                                                                                                          7,135,815
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                        8,746   FedEx Corp.                                                   762,039
                                                      1,855   Ryder System, Inc.                                             63,478
                                                     31,979   United Parcel Service, Inc. Class B                         2,210,708
                                                                                                                     --------------
                                                                                                                          3,036,225
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                      20,009   Southwest Airlines Co.                                        297,134
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                1,847   Cooper Tire & Rubber Co.                                       28,204
                                                      4,343   Dana Corp.                                                     40,868
                                                     16,214   Delphi Corp.                                                   44,751
                                                      5,085   The Goodyear Tire & Rubber Co. (a)                             79,275
                                                      5,561   Johnson Controls, Inc.                                        345,060
                                                      3,716   Visteon Corp.                                                  36,342
                                                                                                                     --------------
                                                                                                                            574,500
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                                   53,518   Ford Motor Co.                                                527,687
                                                     16,332   General Motors Corp.                                          499,923
                                                      7,925   Harley-Davidson, Inc.                                         383,887
                                                                                                                     --------------
                                                                                                                          1,411,497
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.1%                                     22,434   Anheuser-Busch Cos., Inc.                                     965,559
                                                      2,396   Brown-Forman Corp. Class B                                    142,658
                                                     59,968   The Coca-Cola Co.                                           2,590,018
                                                      8,705   Coca-Cola Enterprises, Inc.                                   169,747
                                                      5,660   Constellation Brands, Inc. Class A (a)                        147,160
                                                      1,652   Molson Coors Brewing Co. Class B                              105,745
                                                      4,010   Pepsi Bottling Group, Inc.                                    114,485
                                                     48,226   PepsiCo, Inc.                                               2,734,896
                                                                                                                     --------------
                                                                                                                          6,970,268
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.5%                                 35,634   Amgen, Inc. (a)                                             2,838,961
                                                      5,642   Applera Corp. - Applied Biosystems Group                      131,120
                                                      9,781   Biogen Idec, Inc. (a)                                         386,154
                                                      3,147   Chiron Corp. (a)                                              137,272
                                                      7,413   Genzyme Corp. (a)                                             531,067
                                                     13,168   Gilead Sciences, Inc. (a)                                     642,072
                                                      7,114   Medimmune, Inc. (a)                                           239,386
                                                                                                                     --------------
                                                                                                                          4,906,032
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                              5,297   American Standard Cos., Inc.                                  246,575
                                                     12,430   Masco Corp.                                                   381,352
                                                                                                                     --------------
                                                                                                                            627,927
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%                               22,482   The Bank of New York Co., Inc.                                661,196
                                                      3,249   The Bear Stearns Cos., Inc.                                   356,578
                                                     30,015   The Charles Schwab Corp.                                      433,116
                                                     10,703   E*Trade Financial Corp. (a)                                   188,373
                                                      2,447   Federated Investors, Inc. Class B                              81,314
                                                      4,287   Franklin Resources, Inc.                                      359,937
                                                     13,429   Goldman Sachs Group, Inc.                                   1,632,698

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      6,439   Janus Capital Group, Inc.                              $       93,044
                                                      7,860   Lehman Brothers Holdings, Inc.                                915,533
                                                     12,077   Mellon Financial Corp.                                        386,102
                                                     26,754   Merrill Lynch & Co., Inc. (b)                               1,641,358
                                                     31,368   Morgan Stanley                                              1,691,990
                                                      5,361   Northern Trust Corp.                                          270,999
                                                      9,556   State Street Corp.                                            467,480
                                                      3,748   T. Rowe Price Group, Inc.                                     244,744
                                                                                                                     --------------
                                                                                                                          9,424,462
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                      6,403   Air Products & Chemicals, Inc.                                353,061
                                                      2,143   Ashland, Inc.                                                 118,379
                                                     27,858   The Dow Chemical Co.                                        1,160,843
                                                     28,730   E.I. du Pont de Nemours & Co.                               1,125,354
                                                      2,353   Eastman Chemical Co.                                          110,520
                                                      5,318   Ecolab, Inc.                                                  169,804
                                                      3,469   Engelhard Corp.                                                96,820
                                                      3,257   Hercules, Inc. (a)                                             39,801
                                                      2,358   International Flavors & Fragrances, Inc.                       84,039
                                                      7,758   Monsanto Co.                                                  486,815
                                                      4,907   PPG Industries, Inc.                                          290,445
                                                      9,338   Praxair, Inc.                                                 447,570
                                                      4,198   Rohm & Haas Co.                                               172,664
                                                      1,954   Sigma-Aldrich Corp.                                           125,173
                                                                                                                     --------------
                                                                                                                          4,781,288
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.3%                              10,121   AmSouth Bancorp                                               255,656
                                                     15,813   BB&T Corp.                                                    617,498
                                                    116,042   Bank of America Corp.                                       4,885,368
                                                      4,831   Comerica, Inc.                                                284,546
                                                      3,591   Compass Bancshares, Inc.                                      164,576
                                                     16,062   Fifth Third Bancorp                                           589,957
                                                      3,613   First Horizon National Corp.                                  131,333
                                                      6,666   Huntington Bancshares, Inc.                                   149,785
                                                     11,821   Keycorp                                                       381,227
                                                      2,333   M&T Bank Corp.                                                246,621
                                                      5,984   Marshall & Ilsley Corp.                                       260,364
                                                     16,424   National City Corp.                                           549,219
                                                     13,817   North Fork Bancorporation, Inc.                               352,333
                                                      8,397   PNC Financial Services Group, Inc.                            487,194
                                                     13,300   Regions Financial Corp.                                       413,896
                                                     10,470   SunTrust Banks, Inc.                                          727,142
                                                      9,004   Synovus Financial Corp.                                       249,591
                                                     52,785   U.S. Bancorp                                                1,482,203
                                                     45,555   Wachovia Corp.                                              2,167,962
                                                     48,752   Wells Fargo & Co.                                           2,855,405
                                                      2,602   Zions Bancorporation                                          185,288
                                                                                                                     --------------
                                                                                                                         17,437,164
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.7%                 6,301   Allied Waste Industries, Inc. (a)                              53,243
                                                      3,190   Avery Dennison Corp.                                          167,124
                                                     30,219   Cendant Corp.                                                 623,720
                                                      3,986   Cintas Corp.                                                  163,625
                                                      3,762   Equifax, Inc.                                                 131,444
                                                      3,517   Monster Worldwide, Inc. (a)                                   108,007
                                                      6,610   Pitney Bowes, Inc.                                            275,901
                                                      6,201   RR Donnelley & Sons Co.                                       229,871

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      4,890   Robert Half International, Inc.                        $      174,035
                                                     16,234   Waste Management, Inc.                                        464,455
                                                                                                                     --------------
                                                                                                                          2,391,425
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.8%                       3,365   ADC Telecommunications, Inc. (a)                               76,924
                                                      4,692   Andrew Corp. (a)                                               52,316
                                                     12,249   Avaya, Inc. (a)                                               126,165
                                                     16,692   Ciena Corp. (a)                                                44,067
                                                    184,569   Cisco Systems, Inc. (a)                                     3,309,322
                                                      5,814   Comverse Technology, Inc. (a)                                 152,734
                                                     42,515   Corning, Inc. (a)                                             821,815
                                                     47,600   JDS Uniphase Corp. (a)                                        105,672
                                                    128,372   Lucent Technologies, Inc. (a)                                 417,209
                                                     71,309   Motorola, Inc.                                              1,575,216
                                                     47,088   QUALCOMM Inc.                                               2,107,188
                                                      4,425   Scientific-Atlanta, Inc.                                      165,982
                                                     12,924   Tellabs, Inc. (a)                                             135,960
                                                                                                                     --------------
                                                                                                                          9,090,570
-----------------------------------------------------------------------------------------------------------------------------------
    Computers & Peripherals - 3.6%                   23,966   Apple Computer, Inc. (a)                                    1,284,817
                                                     69,240   Dell, Inc. (a)                                              2,368,008
                                                     69,622   EMC Corp. (a)                                                 900,909
                                                      7,611   Gateway, Inc. (a)                                              20,550
                                                     82,744   Hewlett-Packard Co.                                         2,416,125
                                                     46,088   International Business Machines Corp.                       3,697,179
                                                      3,429   Lexmark International, Inc. Class A (a)                       209,340
                                                      5,366   NCR Corp. (a)                                                 171,229
                                                     10,626   Network Appliance, Inc. (a)                                   252,261
                                                      2,619   QLogic Corp. (a)                                               89,570
                                                     98,486   Sun Microsystems, Inc. (a)                                    386,065
                                                                                                                     --------------
                                                                                                                         11,796,053
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                     2,505   Fluor Corp.                                                   161,272
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                         2,954   Vulcan Materials Co.                                          219,216
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.4%                              35,838   American Express Co.                                        2,058,535
                                                      8,338   Capital One Financial Corp.                                   663,038
                                                     36,328   MBNA Corp.                                                    895,122
                                                      8,514   Providian Financial Corp. (a)                                 150,528
                                                     12,059   SLM Corp.                                                     646,845
                                                                                                                     --------------
                                                                                                                          4,414,068
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                         3,152   Ball Corp.                                                    115,804
                                                      3,088   Bemis Co.                                                      76,274
                                                      4,325   Pactiv Corp. (a)                                               75,774
                                                      2,393   Sealed Air Corp. (a)                                          113,572
                                                      3,263   Temple-Inland, Inc.                                           133,294
                                                                                                                     --------------
                                                                                                                            514,718
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                   5,027   Genuine Parts Co.                                             215,658
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.2%                  4,224   Apollo Group, Inc. Class A (a)                                280,431
                                                      9,382   H&R Block, Inc.                                               224,980
                                                                                                                     --------------
                                                                                                                            505,411
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.4%                 5,826   CIT Group, Inc.                                               263,219
                                                    149,317   Citigroup, Inc.                                             6,796,910
                                                    101,454   JPMorgan Chase & Co.                                        3,442,334
                                                      7,300   Moody's Corp.                                                 372,884
                                                      8,078   Principal Financial Group, Inc.                               382,655
                                                                                                                     --------------
                                                                                                                         11,258,002
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                        23,163   AT&T Corp.                                             $      458,627
Services - 2.2%                                      52,920   BellSouth Corp.                                             1,391,796
                                                      3,753   CenturyTel, Inc.                                              131,280
                                                      9,911   Citizens Communications Co.                                   134,294
                                                     44,045   Qwest Communications International Inc. (a)                   180,585
                                                     95,421   SBC Communications, Inc.                                    2,287,241
                                                     79,862   Verizon Communications, Inc.                                2,610,689
                                                                                                                     --------------
                                                                                                                          7,194,512
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%                             4,700   Allegheny Energy, Inc. (a)                                    144,384
                                                     11,355   American Electric Power Co., Inc.                             450,793
                                                      5,744   Cinergy Corp.                                                 255,091
                                                      9,410   Edison International                                          444,905
                                                      5,995   Entergy Corp.                                                 445,548
                                                     19,366   Exelon Corp.                                                1,034,919
                                                     11,380   FPL Group, Inc.                                               541,688
                                                      9,526   FirstEnergy Corp.                                             496,495
                                                     10,961   PPL Corp.                                                     354,369
                                                      2,798   Pinnacle West Capital Corp.                                   123,336
                                                      7,256   Progress Energy, Inc.                                         324,706
                                                     21,569   The Southern Co.                                              771,307
                                                                                                                     --------------
                                                                                                                          5,387,541
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                           4,939   American Power Conversion Corp.                               127,920
                                                      2,675   Cooper Industries Ltd. Class A                                184,949
                                                     11,931   Emerson Electric Co.                                          856,646
                                                      5,245   Rockwell Automation, Inc.                                     277,461
                                                                                                                     --------------
                                                                                                                          1,446,976
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%            14,272   Agilent Technologies, Inc. (a)                                467,408
                                                      4,967   Jabil Circuit, Inc. (a)                                       153,580
                                                      4,185   Molex, Inc.                                                   111,656
                                                     15,180   Sanmina-SCI Corp. (a)                                          65,122
                                                     28,079   Solectron Corp. (a)                                           109,789
                                                      7,019   Symbol Technologies, Inc.                                      67,944
                                                      2,440   Tektronix, Inc.                                                61,561
                                                                                                                     --------------
                                                                                                                          1,037,060
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.6%                    9,310   BJ Services Co.                                               335,067
                                                      9,839   Baker Hughes, Inc.                                            587,192
                                                     14,680   Halliburton Co.                                             1,005,874
                                                      4,548   Nabors Industries Ltd. (a)                                    326,683
                                                      5,008   National Oilwell Varco, Inc. (a)                              329,526
                                                      3,948   Noble Corp.                                                   270,280
                                                      3,145   Rowan Cos., Inc.                                              111,616
                                                     16,991   Schlumberger Ltd.                                           1,433,701
                                                      9,495   Transocean, Inc. (a)                                          582,138
                                                      3,997   Weatherford International Ltd. (a)                            274,434
                                                                                                                     --------------
                                                                                                                          5,256,511
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.3%                      10,640   Albertson's, Inc.                                             272,916
                                                     23,478   CVS Corp.                                                     681,097
                                                     13,840   Costco Wholesale Corp.                                        596,366
                                                     20,909   The Kroger Co. (a)                                            430,516
                                                     12,959   Safeway, Inc.                                                 331,750
                                                      3,925   SUPERVALU Inc.                                                122,146
                                                     18,283   SYSCO Corp.                                                   573,538
                                                     72,134   Wal-Mart Stores, Inc.                                       3,160,912
                                                     29,528   Walgreen Co.                                                1,282,992
                                                                                                                     --------------
                                                                                                                          7,452,233
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                                 18,788   Archer-Daniels-Midland Co.                             $      463,312
                                                      5,342   Campbell Soup Co.                                             158,924
                                                     14,957   ConAgra Foods, Inc.                                           370,186
                                                     10,571   General Mills, Inc.                                           509,522
                                                      9,844   HJ Heinz Co.                                                  359,700
                                                      5,302   The Hershey Co.                                               298,556
                                                      7,398   Kellogg Co.                                                   341,270
                                                      3,867   McCormick & Co., Inc.                                         126,180
                                                     22,659   Sara Lee Corp.                                                429,388
                                                      7,259   Tyson Foods, Inc. Class A                                     131,025
                                                      5,192   Wm. Wrigley Jr. Co.                                           373,201
                                                                                                                     --------------
                                                                                                                          3,561,264
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                  1,275   Nicor, Inc.                                                    53,588
                                                      1,102   Peoples Energy Corp.                                           43,397
                                                                                                                     --------------
                                                                                                                             96,985
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.1%               1,553   Bausch & Lomb, Inc.                                           125,296
                                                     17,979   Baxter International, Inc.                                    716,823
                                                      7,219   Becton Dickinson & Co.                                        378,492
                                                      7,208   Biomet, Inc.                                                  250,190
                                                     17,055   Boston Scientific Corp. (a)                                   398,575
                                                      3,041   CR Bard, Inc.                                                 200,797
                                                      3,521   Fisher Scientific International (a)                           218,478
                                                      9,532   Guidant Corp.                                                 656,659
                                                      4,618   Hospira, Inc. (a)                                             189,199
                                                     34,977   Medtronic, Inc.                                             1,875,467
                                                      1,489   Millipore Corp. (a)                                            93,643
                                                      3,762   PerkinElmer, Inc.                                              76,632
                                                     10,530   St. Jude Medical, Inc. (a)                                    492,804
                                                      8,391   Stryker Corp.                                                 414,767
                                                      4,668   Thermo Electron Corp. (a)                                     144,241
                                                      3,321   Waters Corp. (a)                                              138,154
                                                      7,144   Zimmer Holdings, Inc. (a)                                     492,150
                                                                                                                     --------------
                                                                                                                          6,862,367
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.9%               8,374   Aetna, Inc. New Shares                                        721,336
                                                      2,993   AmerisourceBergen Corp.                                       231,359
                                                     12,327   Cardinal Health, Inc.                                         782,025
                                                     12,996   Caremark Rx, Inc. (a)                                         648,890
                                                      3,719   Cigna Corp.                                                   438,321
                                                      3,101   Coventry Health Care, Inc. (a)                                266,748
                                                      4,293   Express Scripts, Inc. (a)                                     267,025
                                                     13,053   HCA, Inc.                                                     625,500
                                                      7,139   Health Management Associates, Inc. Class A                    167,552
                                                      4,691   Humana, Inc. (a)                                              224,605
                                                      6,521   IMS Health, Inc.                                              164,134
                                                      3,902   Laboratory Corp. of America Holdings (a)                      190,066
                                                      2,284   Manor Care, Inc.                                               87,728
                                                      8,905   McKesson Corp.                                                422,542
                                                      8,791   Medco Health Solutions, Inc. (a)                              482,011
                                                      4,807   Quest Diagnostics                                             242,946
                                                     13,533   Tenet Healthcare Corp. (a)                                    151,976
                                                     36,481   UnitedHealth Group, Inc.                                    2,050,232
                                                     17,722   WellPoint, Inc. (a)                                         1,343,682
                                                                                                                     --------------
                                                                                                                          9,508,678
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%                 12,465   Carnival Corp.                                         $      623,001
                                                      3,880   Darden Restaurants, Inc.                                      117,836
                                                      5,303   Harrah's Entertainment, Inc.                                  345,703
                                                      9,462   Hilton Hotels Corp.                                           211,192
                                                      9,850   International Game Technology                                 265,950
                                                      4,944   Marriott International, Inc. Class A                          311,472
                                                     36,103   McDonald's Corp.                                            1,209,089
                                                     11,097   Starbucks Corp. (a)                                           555,960
                                                      6,287   Starwood Hotels & Resorts Worldwide, Inc.                     359,428
                                                      3,336   Wendy's International, Inc.                                   150,620
                                                      8,243   Yum! Brands, Inc.                                             399,044
                                                                                                                     --------------
                                                                                                                          4,549,295
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%                             2,324   Black & Decker Corp.                                          190,777
                                                      3,707   Centex Corp.                                                  239,398
                                                      7,862   DR Horton, Inc.                                               284,762
                                                      4,216   Fortune Brands, Inc.                                          342,887
                                                      2,240   KB HOME                                                       163,968
                                                      5,447   Leggett & Platt, Inc.                                         110,029
                                                      2,306   Maytag Corp.                                                   42,108
                                                      7,951   Newell Rubbermaid, Inc.                                       180,090
                                                      6,196   Pulte Homes, Inc.                                             265,932
                                                      1,670   Snap-On, Inc.                                                  60,320
                                                      2,097   The Stanley Works                                              97,888
                                                      1,929   Whirlpool Corp.                                               146,160
                                                                                                                     --------------
                                                                                                                          2,124,319
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%                             3,111   Clorox Co.                                                    172,785
                                                     15,002   Colgate-Palmolive Co.                                         791,956
                                                     13,756   Kimberly-Clark Corp.                                          818,895
                                                     71,083   Procter & Gamble Co.                                        4,226,595
                                                                                                                     --------------
                                                                                                                          6,010,231
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                    3,628   Affiliated Computer Services, Inc. Class A (a)                198,089
                                                     16,757   Automatic Data Processing, Inc.                               721,221
                                                      5,337   Computer Sciences Corp. (a)                                   252,493
                                                      4,036   Convergys Corp. (a)                                            57,997
                                                     14,987   Electronic Data Systems Corp.                                 336,308
                                                     22,283   First Data Corp.                                              891,320
                                                      5,429   Fiserv, Inc. (a)                                              249,028
                                                      9,619   Paychex, Inc.                                                 356,673
                                                      3,787   Sabre Holdings Corp. Class A                                   76,800
                                                      9,835   Unisys Corp. (a)                                               65,304
                                                                                                                     --------------
                                                                                                                          3,205,233
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                        18,864   The AES Corp. (a)                                             309,936
Energy Traders - 0.7%                                16,403   Calpine Corp. (a)                                              42,484
                                                      5,140   Constellation Energy Group, Inc.                              316,624
                                                     26,755   Duke Energy Corp.                                             780,443
                                                      8,273   Dynegy, Inc. Class A (a)                                       38,966
                                                      6,933   TXU Corp.                                                     782,597
                                                                                                                     --------------
                                                                                                                          2,271,050
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.2%                      22,096   3M Co.                                                      1,620,963
                                                    306,162   General Electric Co.                                       10,308,475
                                                      3,863   Textron, Inc.                                                 277,054
                                                     58,451   Tyco International Ltd.                                     1,627,860
                                                                                                                     --------------
                                                                                                                         13,834,352
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                                      8,328   ACE Ltd.                                               $      391,999
                                                      3,089   AMBAC Financial Group, Inc.                                   222,593
                                                      9,199   AON Corp.                                                     295,104
                                                     14,490   Aflac, Inc.                                                   656,397
                                                     18,964   The Allstate Corp.                                          1,048,520
                                                     74,949   American International Group, Inc.                          4,643,840
                                                      5,728   Chubb Corp.                                                   512,942
                                                      5,048   Cincinnati Financial Corp.                                    211,461
                                                      8,649   Hartford Financial Services Group, Inc.                       667,443
                                                      3,892   Jefferson-Pilot Corp.                                         199,154
                                                      4,982   Lincoln National Corp.                                        259,164
                                                      3,915   Loews Corp.                                                   361,785
                                                      3,871   MBIA, Inc.                                                    234,660
                                                     15,459   Marsh & McLennan Cos., Inc.                                   469,799
                                                     21,848   Metlife, Inc.                                               1,088,686
                                                      5,696   The Progressive Corp.                                         596,770
                                                     14,816   Prudential Financial, Inc.                                  1,000,969
                                                      3,619   Safeco Corp.                                                  193,182
                                                     19,508   The St. Paul Travelers Cos., Inc.                             875,324
                                                      3,013   Torchmark Corp.                                               159,177
                                                      8,603   UnumProvident Corp.                                           176,362
                                                      4,055   XL Capital Ltd. Class A                                       275,862
                                                                                                                     --------------
                                                                                                                         14,541,193
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%                     32,063   eBay, Inc. (a)                                              1,320,996
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.4%                  36,216   Yahoo!, Inc. (a)                                            1,225,549
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                   2,810   Brunswick Corp.                                               106,021
                                                      8,295   Eastman Kodak Co.                                             201,817
                                                      5,170   Hasbro, Inc.                                                  101,590
                                                     11,659   Mattel, Inc.                                                  194,472
                                                                                                                     --------------
                                                                                                                            603,900
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                     19,546   Caterpillar, Inc.                                           1,148,327
                                                      1,343   Cummins, Inc.                                                 118,171
                                                      6,863   Danaher Corp.                                                 369,435
                                                      6,966   Deere & Co.                                                   426,319
                                                      5,848   Dover Corp.                                                   238,540
                                                      4,257   Eaton Corp.                                                   270,532
                                                      2,678   ITT Industries, Inc.                                          304,221
                                                      6,029   Illinois Tool Works, Inc.                                     496,368
                                                      9,742   Ingersoll-Rand Co. Class A                                    372,437
                                                      1,782   Navistar International Corp. (a)                               57,790
                                                      4,951   PACCAR, Inc.                                                  336,123
                                                      3,593   Pall Corp.                                                     98,808
                                                      3,457   Parker Hannifin Corp.                                         222,320
                                                                                                                     --------------
                                                                                                                          4,459,391
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                         15,672   Clear Channel Communications, Inc.                            515,452
                                                     63,422   Comcast Corp. Class A (a)                                   1,863,338
                                                      1,699   Dow Jones & Co., Inc.                                          64,885
                                                      7,050   Gannett Co., Inc.                                             485,252
                                                     12,213   Interpublic Group of Cos., Inc. (a)                           142,159
                                                      2,004   Knight-Ridder, Inc.                                           117,595
                                                     10,796   The McGraw-Hill Cos., Inc.                                    518,640
                                                      1,211   Meredith Corp.                                                 60,417

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      4,196   New York Times Co. Class A                             $      124,831
                                                     70,749   News Corp. Class A                                          1,102,977
                                                      5,259   Omnicom Group                                                 439,810
                                                    135,572   Time Warner, Inc.                                           2,455,209
                                                      7,658   Tribune Co.                                                   259,530
                                                      6,648   Univision Communications, Inc. Class A (a)                    176,371
                                                     45,785   Viacom, Inc. Class B                                        1,511,363
                                                     58,055   Walt Disney Co.                                             1,400,867
                                                                                                                     --------------
                                                                                                                         11,238,696
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                               25,196   Alcoa, Inc.                                                   615,286
                                                      2,430   Allegheny Technologies, Inc.                                   75,281
                                                      5,122   Freeport-McMoRan Copper & Gold, Inc. Class B                  248,878
                                                     12,887   Newmont Mining Corp.                                          607,880
                                                      4,512   Nucor Corp.                                                   266,163
                                                      2,800   Phelps Dodge Corp.                                            363,804
                                                      3,300   United States Steel Corp.                                     139,755
                                                                                                                     --------------
                                                                                                                          2,317,047
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                                5,885   Ameren Corp.                                                  314,789
                                                      6,333   CMS Energy Corp. (a)                                          104,178
                                                      8,940   Centerpoint Energy, Inc.                                      132,938
                                                      7,057   Consolidated Edison, Inc.                                     342,617
                                                      5,136   DTE Energy Co.                                                235,537
                                                      9,842   Dominion Resources, Inc.                                      847,790
                                                      5,033   KeySpan Corp.                                                 185,114
                                                      7,870   NiSource, Inc.                                                190,847
                                                     10,774   PG&E Corp.                                                    422,880
                                                      6,903   Public Service Enterprise Group, Inc.                         444,277
                                                      7,398   Sempra Energy                                                 348,150
                                                      6,003   TECO Energy, Inc.                                             108,174
                                                     11,632   Xcel Energy, Inc.                                             228,104
                                                                                                                     --------------
                                                                                                                          3,905,395
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                               3,288   Big Lots, Inc. (a)                                             36,135
                                                      1,859   Dillard's, Inc. Class A                                        38,816
                                                      9,271   Dollar General Corp.                                          170,030
                                                      4,762   Family Dollar Stores, Inc.                                     94,621
                                                      7,658   Federated Department Stores                                   512,090
                                                      7,232   JC Penney Co., Inc.                                           342,941
                                                      9,954   Kohl's Corp. (a)                                              499,492
                                                      6,395   Nordstrom, Inc.                                               219,476
                                                      2,952   Sears Holdings Corp. (a)                                      367,288
                                                     25,550   Target Corp.                                                1,326,812
                                                                                                                     --------------
                                                                                                                          3,607,701
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                            27,711   Xerox Corp. (a)                                               378,255
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.4%                    2,307   Amerada Hess Corp.                                            317,213
                                                      6,826   Anadarko Petroleum Corp.                                      653,589
                                                      9,497   Apache Corp.                                                  714,364
                                                     11,005   Burlington Resources, Inc.                                    894,927
                                                     65,037   Chevron Corp.                                               4,209,845
                                                     40,201   ConocoPhillips                                              2,810,452
                                                     13,089   Devon Energy Corp.                                            898,429
                                                      6,934   EOG Resources, Inc.                                           519,357
                                                     19,042   El Paso Corp.                                                 264,684
                                                    182,099   Exxon Mobil Corp.                                          11,570,570

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      3,332   Kerr-McGee Corp.                                       $      323,571
                                                      2,759   Kinder Morgan, Inc.                                           265,305
                                                     10,571   Marathon Oil Corp.                                            728,659
                                                      4,741   Murphy Oil Corp.                                              236,434
                                                     11,547   Occidental Petroleum Corp.                                    986,460
                                                      3,945   Sunoco, Inc.                                                  308,499
                                                      8,826   Valero Energy Corp.                                           997,868
                                                     16,525   Williams Cos., Inc.                                           413,951
                                                     10,434   XTO Energy, Inc.                                              472,869
                                                                                                                     --------------
                                                                                                                         27,587,046
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                        7,515   Georgia-Pacific Corp.                                         255,961
                                                     14,166   International Paper Co.                                       422,147
                                                      3,202   Louisiana-Pacific Corp.                                        88,663
                                                      5,314   MeadWestvaco Corp.                                            146,773
                                                      7,075   Weyerhaeuser Co.                                              486,406
                                                                                                                     --------------
                                                                                                                          1,399,950
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.6%                              2,178   Alberto-Culver Co. Class B                                     97,466
                                                     13,596   Avon Products, Inc.                                           367,092
                                                     25,969   The Gillette Co.                                            1,511,396
                                                                                                                     --------------
                                                                                                                          1,975,954
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.5%                               44,893   Abbott Laboratories                                         1,903,463
                                                      3,777   Allergan, Inc.                                                346,049
                                                     56,487   Bristol-Myers Squibb Co.                                    1,359,077
                                                     32,746   Eli Lilly & Co.                                             1,752,566
                                                      9,816   Forest Laboratories, Inc. (a)                                 382,530
                                                     85,912   Johnson & Johnson                                           5,436,511
                                                      6,982   King Pharmaceuticals, Inc. (a)                                107,383
                                                     63,411   Merck & Co., Inc.                                           1,725,413
                                                      6,313   Mylan Laboratories                                            121,588
                                                    212,867   Pfizer, Inc.                                                5,315,289
                                                     42,639   Schering-Plough Corp.                                         897,551
                                                      3,010   Watson Pharmaceuticals, Inc. (a)                              110,196
                                                     38,735   Wyeth                                                       1,792,268
                                                                                                                     --------------
                                                                                                                         21,249,884
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.7%                                    2,758   Apartment Investment & Management Co. Class A                 106,955
                                                      6,116   Archstone-Smith Trust                                         243,845
                                                     11,858   Equity Office Properties Trust                                387,875
                                                      8,293   Equity Residential                                            313,890
                                                      5,313   Plum Creek Timber Co., Inc.                                   201,416
                                                      7,134   Prologis                                                      316,108
                                                      2,387   Public Storage, Inc.                                          159,929
                                                      5,288   Simon Property Group, Inc.                                    391,947
                                                      3,405   Vornado Realty Trust                                          294,941
                                                                                                                     --------------
                                                                                                                          2,416,906
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                                   10,785   Burlington Northern Santa Fe Corp.                            644,943
                                                      6,266   CSX Corp.                                                     291,244
                                                     11,683   Norfolk Southern Corp.                                        473,862
                                                      7,618   Union Pacific Corp.                                           546,211
                                                                                                                     --------------
                                                                                                                          1,956,260
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                       11,505   Advanced Micro Devices, Inc. (a)                              289,926
Equipment - 3.2%                                     10,760   Altera Corp. (a)                                              205,624
                                                     10,755   Analog Devices, Inc.                                          399,441
                                                     46,859   Applied Materials, Inc.                                       794,729

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      8,822   Applied Micro Circuits Corp. (a)                       $       26,466
                                                      8,164   Broadcom Corp. Class A (a)                                    382,973
                                                     11,700   Freescale Semiconductor, Inc. Class B (a)                     275,886
                                                    175,972   Intel Corp.                                                 4,337,710
                                                      5,706   Kla-Tencor Corp.                                              278,225
                                                     11,284   LSI Logic Corp. (a)                                           111,147
                                                      8,860   Linear Technology Corp.                                       333,047
                                                      9,470   Maxim Integrated Products, Inc.                               403,895
                                                     17,795   Micron Technology, Inc. (a)                                   236,673
                                                      9,907   National Semiconductor Corp.                                  260,554
                                                      4,003   Novellus Systems, Inc. (a)                                    100,395
                                                      4,872   Nvidia Corp. (a)                                              167,012
                                                      5,263   PMC - Sierra, Inc. (a)                                         46,367
                                                      5,682   Teradyne, Inc. (a)                                             93,753
                                                     46,875   Texas Instruments, Inc.                                     1,589,063
                                                     10,094   Xilinx, Inc.                                                  281,118
                                                                                                                     --------------
                                                                                                                         10,614,004
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.5%                                      14,198   Adobe Systems, Inc.                                           423,810
                                                      6,596   Autodesk, Inc.                                                306,318
                                                      6,287   BMC Software, Inc. (a)                                        132,656
                                                      4,921   Citrix Systems, Inc. (a)                                      123,714
                                                     13,381   Computer Associates International, Inc.                       372,126
                                                     11,208   Compuware Corp. (a)                                           106,476
                                                      8,766   Electronic Arts, Inc. (a)                                     498,698
                                                      5,234   Intuit, Inc. (a)                                              234,536
                                                      2,524   Mercury Interactive Corp. (a)                                  99,950
                                                    266,079   Microsoft Corp.                                             6,846,213
                                                     11,032   Novell, Inc. (a)                                               82,188
                                                    108,919   Oracle Corp. (a)                                            1,349,506
                                                      7,865   Parametric Technology Corp. (a)                                54,819
                                                     15,086   Siebel Systems, Inc.                                          155,838
                                                     34,594   Symantec Corp. (a)                                            783,900
                                                                                                                     --------------
                                                                                                                         11,570,748
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.1%                               5,208   AutoNation, Inc. (a)                                          104,004
                                                      1,606   AutoZone, Inc. (a)                                            133,699
                                                      8,541   Bed Bath & Beyond, Inc. (a)                                   343,177
                                                     11,691   Best Buy Co., Inc.                                            508,909
                                                      4,751   Circuit City Stores, Inc.                                      81,527
                                                     16,736   The Gap, Inc.                                                 291,708
                                                     61,815   Home Depot, Inc.                                            2,357,624
                                                     10,084   Limited Brands                                                206,016
                                                     22,517   Lowe's Cos., Inc.                                           1,450,095
                                                      9,137   Office Depot, Inc. (a)                                        271,369
                                                      2,042   OfficeMax, Inc.                                                64,670
                                                      3,878   RadioShack Corp.                                               96,174
                                                      3,288   The Sherwin-Williams Co.                                      144,902
                                                     21,224   Staples, Inc.                                                 452,496
                                                     13,456   TJX Cos., Inc.                                                275,579
                                                      4,114   Tiffany & Co.                                                 163,614
                                                                                                                     --------------
                                                                                                                          6,945,563
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%              10,978   Coach, Inc. (a)                                               344,270
                                                      3,424   Jones Apparel Group, Inc.                                      97,584
                                                      3,099   Liz Claiborne, Inc.                                           121,853
                                                      5,516   Nike, Inc. Class B                                            450,547

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1,518   Reebok International Ltd.                              $       85,873
                                                      2,580   VF Corp.                                                      149,563
                                                                                                                     --------------
                                                                                                                          1,249,690
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.5%                    17,173   Countrywide Financial Corp.                                   566,366
                                                     27,954   Fannie Mae                                                  1,252,898
                                                     19,957   Freddie Mac                                                 1,126,772
                                                      7,380   Golden West Financial Corp.                                   438,298
                                                      2,678   MGIC Investment Corp.                                         171,928
                                                     10,445   Sovereign Bancorp, Inc.                                       230,208
                                                     25,401   Washington Mutual, Inc.                                       996,227
                                                                                                                     --------------
                                                                                                                          4,782,697
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                       59,940   Altria Group, Inc.                                          4,418,177
                                                      2,469   Reynolds American, Inc.                                       204,976
                                                      4,747   UST, Inc.                                                     198,709
                                                                                                                     --------------
                                                                                                                          4,821,862
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%               2,187   WW Grainger, Inc.                                             137,606

-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.8%           11,026   Alltel Corp.                                                  717,903
                                                     84,708   Sprint Nextel Corp.                                         2,014,356
                                                                                                                     --------------
                                                                                                                          2,732,259
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks
                                                              (Cost - $305,266,570) - 97.8%                             320,005,864
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Face
                                                     Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 2.8%                            $ 9,139,818   State Street Bank & Trust Co., 3.20% due 10/03/2005         9,139,818
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $9,139,818) - 2.8%                                  9,139,818
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments
                                                              (Cost - $314,406,388) - 100.6%                            329,145,682
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Number of
                                                  Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written - (0.8%)                         2,682   S&P 500 Index Option, expiring October 2005
                                                              at USD 1,235                                               (2,601,540)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Options Written
                                                              (Premiums Received - $4,219,188) - (0.8%)                  (2,601,540)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments, Net of Options Written
                                                              (Cost - $310,187,200*) - 99.8%                            326,544,142

                                                              Other Assets Less Liabilities - 0.2%                          551,186
                                                                                                                     --------------
                                                              Net Assets - 100.0%                                    $  327,095,328
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                          $     310,187,200
                                                              =================
      Gross unrealized appreciation                           $      25,614,155
      Gross unrealized depreciation                                  (9,257,213)
                                                              -----------------
      Net unrealized appreciation                             $      16,356,942
                                                              =================

(a)   Non-income producing security.

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2005

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                  Net   Dividend
      Affiliate                                              Activity     Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                                26,754   $ 10,537
      --------------------------------------------------------------------------

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                                            Face       Unrealized
      Contracts      Issue        Expiration Date         Value     Appreciation
      --------------------------------------------------------------------------
        155      S&P 500 EMINI     December 2005    $ 9,564,512       $      926
      --------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2005